Cover	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2022
Entity File Number	000-52036
Entity Registrant Name	HIGH SIERRA TECHNOLOGIES, INC.
Entity Central Index Key	0001365388
Entity Tax Identification Number	84-1344320
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1495 Ridgeview Drive
Entity Address, Address Line Two	Suite 230A
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89519
City Area Code	(775)
Local Phone Number	410-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false